Investments in associates and joint ventures - Summary of Investments (Details) - EUR (€) € in Millions	Sep. 30, 2021	Mar. 31, 2021
Investment in associates and joint arrangements
Investment in joint ventures	€ 3,976	€ 4,249
Investment in associates	421	421
Total investment in joint ventures and associates	4,397	4,670
VodafoneZiggo Group Holding B.V.
Investment in associates and joint arrangements
Investment in joint ventures	974	1,190
INWIT S.p.A.
Investment in associates and joint arrangements
Investment in joint ventures	2,837	2,920
TPG Telecom Limited
Investment in associates and joint arrangements
Investment in joint ventures	90	104
Other
Investment in associates and joint arrangements
Investment in joint ventures	€ 75	€ 35